Label	Element	Value
Great Pacific | TEMPCASH
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About TempCash
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of TempCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell Great Pacific Shares of TempCash. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2025
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements. Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
In addition, the Fund may invest in mortgage- and asset-backed securities, short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. The Fund may also invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, at least 25% and normally a substantial portion of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Great Pacific Shares of TempCash do not have a full calendar year of performance history as of the date of this prospectus. As a result, the chart and the table shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus. The performance of the Fund’s Great Pacific Shares would be substantially similar to Institutional Shares because Great Pacific Shares and Institutional Shares are invested in the same portfolio of securities and performance would only differ to the extent that Great Pacific Shares and Institutional Shares have different expenses. The actual returns of Great Pacific Shares would have been approximately the same as those of Institutional Shares because Great Pacific Shares have the same expenses as Institutional Shares.
The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the 1940 Act. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a‑7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns. Between October 1, 2015 and February 28, 2017, the Fund operated under a different investment policy such that it would invest only in securities that, under normal circumstances, would mature (without reference to interest rate adjustment dates), or were subject to an unconditional demand feature that was exercisable and payable, within 5 business days or less. Investors should note that the historical yield and performance information shown for this period are based on the investment policy of the Fund relating to maturity restrictions then in effect. Updated information on the Fund’s performance can be obtained by visiting www.blackrock.com/cash or can be obtained by phone at (800) 441‑7450.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how TempCash’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Great Pacific Shares of TempCash do not have a full calendar year of performance history as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 441‑7450
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/cash
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	TempCash Institutional Shares ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten‑year period shown in the bar chart, the highest return for a quarter was 1.41% (quarter ended December 31, 2023) and the lowest return for a quarter was ‑0.03% (quarter ended March 31, 2022).

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Great Pacific Shares of TempCash do not have a full calendar year of performance history as of the date of this prospectus. As a result, the chart and the table shown below give you a picture of the performance for Institutional Shares of the Fund, which are not offered in this prospectus.
Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/23 Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Current Yield: You may obtain the Fund’s current 7‑day yield by calling (800) 441‑7450 or by visiting the Fund’s website at www.blackrock.com/cash.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 441‑7450
Great Pacific | TEMPCASH | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Great Pacific | TEMPCASH | Risk Money Market Fund Price Fluctuates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
Great Pacific | TEMPCASH | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund may impose a fee upon the sale of your shares.
Great Pacific | TEMPCASH | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Great Pacific | TEMPCASH | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Great Pacific | TEMPCASH | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾
Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer.

Great Pacific | TEMPCASH | Financial Services Industry Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾
Financial Services Industry Risk — Because of its concentration in the financial services industry, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. As a result, the Fund will be exposed to a large extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds (including the availability and stability of deposits in the case of deposit-taking institutions), consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.
The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, a large portion of the Fund’s investments may lose value during such periods.

Great Pacific | TEMPCASH | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾
Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

Great Pacific | TEMPCASH | Discretionary Liquidity Fee Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾
Discretionary Liquidity Fee Risk — The Board, or its delegate, has discretion to impose a liquidity fee of up to 2% upon sale of your shares if such fee is determined to be in the best interests of the Fund. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

Great Pacific | TEMPCASH | Extension Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Great Pacific | TEMPCASH | Foreign Exposure Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾
Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Great Pacific | TEMPCASH | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Great Pacific | TEMPCASH | Market Risk and Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾
Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

An outbreak of an infectious coronavirus (COVID‑19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. Because the Fund invests in short-term instruments these events have caused some instruments to have declining yields, which may impair the results of the Fund if these conditions persisted. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

Great Pacific | TEMPCASH | Mortgage and Asset Backed Securities Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾
Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Great Pacific | TEMPCASH | Prepayment Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾
Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

Great Pacific | TEMPCASH | Repurchase Agreements Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾
Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Great Pacific | TEMPCASH | Risk of Investing in the United States [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Great Pacific | TEMPCASH | Treasury Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾
Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Great Pacific | TEMPCASH | U S Government Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾
U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Great Pacific | TEMPCASH | Variable and Floating Rate Instrument Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾
Variable and Floating Rate Instrument Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.

Great Pacific | TEMPCASH | When Issued and Delayed Delivery Securities and Forward Commitments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
◾
When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Great Pacific | TEMPCASH | Great Pacific Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.21%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Miscellaneous/Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.18%	[1]
1 Year	rr_ExpenseExampleYear01	$ 18
3 Years	rr_ExpenseExampleYear03	67
5 Years	rr_ExpenseExampleYear05	120
10 Years	rr_ExpenseExampleYear10	$ 276
7-Day Yield As of December 31, 2023	rr_MoneyMarketSevenDayYield	5.43%
Great Pacific | TEMPCASH | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
2014	rr_AnnualReturn2014	0.07%
2015	rr_AnnualReturn2015	0.07%
2016	rr_AnnualReturn2016	0.34%
2017	rr_AnnualReturn2017	1.01%
2018	rr_AnnualReturn2018	1.98%
2019	rr_AnnualReturn2019	2.32%
2020	rr_AnnualReturn2020	0.59%
2021	rr_AnnualReturn2021	0.01%
2022	rr_AnnualReturn2022	1.65%
2023	rr_AnnualReturn2023	5.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.03%)
1 Year	rr_AverageAnnualReturnYear01	5.22%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	1.31%

[1]
As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 30, BlackRock, the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.18% of average daily net assets through June 30, 2025. The agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.